Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	$ 143,181
Financial instruments at end of period	155,057	$ 143,181
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	621
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	61,601
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	99,094
Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	484
Removal of discontinued US operations	(1,370)
Total gains (losses) in income statement	2	46
Total gains/(losses) recorded in other comprehensive income	(7)
Purchases and other additions	143
Transfers (out of) into level 3	18
Financial instruments at end of period	640	484
Net unrealised gains (losses) on financial instruments held at the end of the year	2	12
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6
Total gains (losses) in income statement	(1)
Issues		6
Assets at end of period	5	6
Net unrealised gains (losses) on financial instruments held at the end of the year	(1)
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	445	264
Total gains (losses) in income statement	6	49
Total gains/(losses) recorded in other comprehensive income	(5)	9
Purchases and other additions	143	255
Sales		(132)
Transfers (out of) into level 3	(12)
Assets at end of period	577	445
Net unrealised gains (losses) on financial instruments held at the end of the year	6	11
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	445
Financial instruments at end of period	577	445
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	33	6
Total gains (losses) in income statement	(3)	(5)
Total gains/(losses) recorded in other comprehensive income	(2)
Transfers into level 3		32
Transfers (out of) into level 3	30
Assets at end of period	58	33
Net unrealised gains (losses) on financial instruments held at the end of the year	(3)	1
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period		(2)
Total gains (losses) in income statement		2
Discontinued US operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	258,788
Financial instruments at end of period		258,788
Discontinued US operations | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,370	1,140
Total gains (losses) in income statement		(72)
Total gains/(losses) recorded in other comprehensive income		(2)
Purchases and other additions		363
Sales		(123)
Issues		(204)
Settlements		247
Transfers into level 3		21
Financial instruments at end of period		1,370
Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	401,969
Financial instruments at end of period		401,969
Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,877
Assets at end of period		3,877
Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	278,635
Assets at end of period		278,635
Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	125,829
Assets at end of period		125,829
Continuing and discontinued operations | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,854	1,408
Total gains (losses) in income statement		(26)
Total gains/(losses) recorded in other comprehensive income		7
Purchases and other additions		618
Sales		(255)
Issues		(198)
Settlements		247
Transfers into level 3		53
Financial instruments at end of period		1,854
Continuing and discontinued operations | Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,461
Assets at end of period		3,461
Continuing and discontinued operations | Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	548
Assets at end of period		548
Continuing and discontinued operations | Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	$ 62
Assets at end of period		$ 62